UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                               --------------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):     [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Contrarius Investment Management Limited
            ------------------------------------------
Address:    No 2 The Forum
            ----------------
            Grenville Street, St. Helier
            ------------------------------
            Jersey JE1 4HH, Channel Islands
            ---------------------------------

Form 13F File Number:   28-13714
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Radley
            ---------------
Title:      Director
            ----------
Phone:      +44 1534 761101
            -----------------

Signature, Place, and Date of Signing:

 /s/ Andrew Radley   St. Helier, Jersey, Channel Islands    4 November 2011
------------------   -----------------------------------    ---------------
   [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                     ------
                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                                 ------

Form 13F Information Table Entry Total:              30
                                                 ------

Form 13F Information Table Value Total:        $549,698
                                            -----------
                                             (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE



                              TITLE                                                                            VOTING AUTHORITY
----------------------------  OF                                                         INVESTMENT OTHER   --------------------
NAME OF  ISSUER               CLASS   CUSIP   VALUE (x$1000)  SHRS OR PRN AMT  SH/  PUT/ DISCRETION MANAGER  SOLE  SHARED  NONE
----------------------------  ----- --------- --------------  ---------------  ---  ----  ---------- ------- ------ ------  ----
                                                                               PRN  CALL
----------------------------

Apple Inc                     Com     037833100     51,625     135,384          SH          Sole     None       135,384
Gannett Co. Inc               Com     364730101     49,069   5,148,859          SH          Sole     None     5,148,859
Cisco System                  Com     17275R102     46,157   2,977,864          SH          Sole     None     2,977,864
Microsoft Corp                Com     594918104     43,748   1,757,653          SH          Sole     None     1,757,653
AngloGold ADR                 ADR     035128206     39,621     957,965          SH          Sole     None       957,965
Safeway                       Com     786514208     36,248   2,179,661          SH          Sole     None     2,179,661
Symantec Corp                 Com     871503108     34,647   2,125,568          SH          Sole     None     2,125,568
Dell                          Com     24702R101     31,129   2,201,510          SH          Sole     None     2,201,510
Hewlett-Packard Company       Com     428236103     29,772   1,326,131          SH          Sole     None     1,326,131
New York Times Co             Com     650111107     29,673   5,107,177          SH          Sole     None     5,107,177
Winn-Dixie                    Com     974280307     26,923   4,547,871          SH          Sole     None     4,547,871
Google                        Com     38259P508     24,000      46,598          SH          Sole     None        46,598
Intel Corp                    Com     458140100     16,702     782,864          SH          Sole     None       782,864
Expedia                       Com     30212P105     15,832     614,854          SH          Sole     None       614,854
Entercom Communications Corp  Com     293639100     12,440   2,369,512          SH          Sole     None     2,369,512
eHealth                       Com     28238P109      9,866     722,236          SH          Sole     None       722,236
Nvidia Corp                   Com     67066G104      9,810     784,190          SH          Sole     None       784,190
The McClatchy                 Com     579489105      8,701   6,493,431          SH          Sole     None     6,493,431
Oracle Corp                   Com     68389X105      7,393     257,254          SH          Sole     None       257,254
Eastman Kodak Company         Com     277461109      5,196   6,660,449          SH          Sole     None     6,660,449
Gilead Sciences               Com     375558103      4,940     127,314          SH          Sole     None       127,314
Applied Materials             Com     038222105      4,100     395,952          SH          Sole     None       395,952
Synaptics Inc                 Com     87157D109      2,971     124,298          SH          Sole     None       124,298
Kinross Gold                  Com     496902404      2,942     199,075          SH          Sole     None       199,075
L-3  Communications           Com     502424104      2,403      38,772          SH          Sole     None        38,772
SuperValu Inc                 Com     868536103      1,260     189,173          SH          Sole     None       189,173
Orbitz Worldwide Inc          Com     68557K109        932     429,412          SH          Sole     None       429,412
CSG Systems                   Com     126349109        899      71,139          SH          Sole     None        71,139
Skechers                      Com     830566105        557      39,704          SH          Sole     None        39,704
Pozen Inc                     Com     73941U102        143      59,149          SH          Sole     None        59,149

